Investment Strategy - Goldman Sachs Securitized Income ETF	Oct. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securitized securities.Securitized securities are fixed income instruments that entitle their holders to payments that depend primarily on the underlying assets, including but not limited to asset-backed securities, commercial mortgage-backed securities (“CMBS”), agency and non-agency residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and collateralized loan obligations (“CLOs”). The Fund may invest up to 20% of its net assets in agency residential mortgage-backed securities. A fixed income instrument is issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund also intends to use financial derivative instruments to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. These may include but are not limited to foreign currency forward contracts, interest rate futures, swaps (interest rate swaps, credit default swaps, total return swaps), options and credit linked instruments. The Fund may also use repurchase agreements. The Fund may gain exposure to agency mortgage-backed securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in agency mortgage-backed securities or through the use of reverse repurchase agreements. TBA agreements for agency mortgage-backed securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of agency mortgage-backed securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade.The Fund may also seek to obtain exposure to securitized securities through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).The Investment Adviser will generally seek to hedge the Fund’s non-USD exposure back to USD.The Fund may invest in securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be of comparable credit quality. The Fund may also invest in high yield non-investment grade securities (securities rated BB+, Ba1 or below by a NRSRO), which are commonly referred to as junk bonds.The Fund may invest in securitized securities either directly or indirectly via exposure to a financial index, including but not limited to exposure obtained through swaps on CMBX indexes, which are indexes that track the returns of a basket of CMBS. Issuers of securitized securities in which the Fund may invest may include but are not limited to government agencies and/or government sponsored enterprises and special purpose vehicles sponsored by banks.The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment.The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process.The Investment Adviser measures the Fund’s performance against the FTSE 3-Month US Treasury Bill Index.THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.The Fund may not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or its agencies or instrumentalities); provided that during normal market conditions, the Fund intends to invest at least 25% of the value of its total assets in non-agency mortgage-backed and other asset-backed securities. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Securitized securities are fixed income instruments that entitle their holders to payments that depend primarily on the underlying assets, including but not limited to asset-backed securities, commercial mortgage-backed securities (“CMBS”), agency and non-agency residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and collateralized loan obligations (“CLOs”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 20% of its net assets in agency residential mortgage-backed securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securitized securities.